Condensed Financial Information of the Parent Company (Details) - Schedule of parent company cash flows - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities
Cash flows from investing activities
Cash flows from financing activities
Effect of exchange rate changes
Net increase in cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash, at beginning of year
Cash, cash equivalents and restricted cash, at end of year